BioShares Biotechnology Products Fund
BIOSHARES BIOTECHNOLOGY PRODUCTS FUND
INVESTMENT OBJECTIVE

The BioShares Biotechnology Products Fund (the “Products Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the BioShares Biotechnology Products Index (the “Products Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Products Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Products Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BioShares Biotechnology Products Fund BioShares Biotechnology Products Fund USD ($)
Shareholder Fee, Other	none

Annual Products Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BioShares Biotechnology Products Fund BioShares Biotechnology Products Fund
Management Fee	0.85%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.86%
[1]	The Products Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Products Fund, and there are no current plans to impose these fees.
[2]	The management fee is structured as a “unified fee”, out of which the Products Fund's sub-adviser pays all routine expenses of the Products Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing money; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Products Fund, each of which is paid by the Products Fund.

Example.

This example is intended to help you compare the cost of investing in the Products Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Products Fund.

The example assumes that you invest $10,000 in the Products Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Products Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BioShares Biotechnology Products Fund | BioShares Biotechnology Products Fund | USD ($)	88	274	477	1,061

PORTFOLIO TURNOVER

The Products Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Products Fund Shares are held in a taxable account. These costs, which are not reflected in annual Products Fund operating expenses or in the example, affect the Products Fund's performance. During the most recent fiscal year, the Products Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Products Fund will invest not less than 80% of its total assets in component securities of the Products Index. The Products Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with a primary product offering or product candidate (“lead drug”) that has received U.S. Food and Drug Administration (“FDA”) approval. The Products Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”), which is also acting as the Fund's investment sub-adviser (“Sub-Adviser”).

What is Biotechnology? The Index Provider defines a biotechnology company as one whose primary business, and therefore the predominant focus of its financial resources, is the research and development and/or marketing and sale of novel drugs or other therapeutics used in the treatment of human diseases.

Excluded Companies. The Index Provider excludes from the Products Index companies that, in the opinion of the Index Provider, focus their business and resources predominantly on any of the following (“Excluded Companies”): medical devices and diagnostics; life science tools; specialty pharmaceuticals, generic drugs and outsourced drug delivery; healthcare services; contract research organizations; neutraceuticals; agricultural biotechnology; animal health; diversified healthcare; food sciences; information technology; and nanotechnology. Excluded Companies also include traditional large pharmaceutical companies (i.e., “big pharma”) as well as companies that focus mainly on acquiring biotechnology companies. While other existing biotechnology index products may include many of the “Excluded Companies”, the Index Provider believes that by excluding them, the resulting biotechnology index(es) will more accurately capture the performance of traditional biotechnology companies.

The Products Index. To initially be considered for the Products Index, a security must be determined by the Index Provider to have the following characteristics (“Initial Index Criteria”):

•	Security: Common Stock
•	Primary Exchange: United States
•	Sector: ICB Sector 4570 - Pharmaceuticals and Biotechnology
•	Market Capitalization: $250 million or more
•	6-Month Average Daily Trading Volume: $2 million or more
•	30-Day Average Daily Trading Volume: $1 million or more
•	Corporate Activity: issuer may not currently be in bankruptcy proceedings or have entered into a definitive agreement or other arrangement which would likely result in the security no longer being eligible.

The Index Provider then excludes each issuer meeting the Initial Index Criteria that is an Excluded Company. The Index Provider then determines, based on publicly available information, the appropriate categorization of each of the remaining issuers based on the issuer's lead drug:

•	Product Stage: The lead drug of these companies has received U.S. Food and Drug Administration approval.
•	Clinical Trial Stage: The lead drug of these companies is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development.
•	Pre-Clinical Trial Stage: The lead drug of these companies is in its pre-clinical trial stage of development.

The Index Provider then selects for inclusion in the Products Index only the common stock of those remaining issuers with a lead drug determined by the Index Provider to be in the Product Stage.

As of July 31, 2015, the Products Index contained the common stock of 39 issuers. The Index Provider reconstitutes the Products Index semi-annually, as of June 15 and December 15 of each year, with equal weightings among all constituent securities. A security may be removed from the Products Index prior to a scheduled reconstitution if, for any consecutive 60 day period, the security's market capitalization falls below $50 million and the security's minimum 6-month average daily trading volume falls below $500,000, has entered into a definitive merger or acquisition agreement, or has filed for bankruptcy. The Products Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Products Fund, the Sub-Adviser or Virtus ETF Advisers LLC, the Products Fund's investment adviser (the “Adviser”).

The Products Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Products Index by investing in a portfolio of securities that generally replicates the Products Index; however, there may be times when the Products Fund does not hold every security in the Index. The Sub-Adviser expects that, over time, the correlation between the Products Fund's performance before fees and expenses and that of the Products Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Unlike many investment companies, the Products Fund will not seek to “beat” the performance of the Products Index and will not seek temporary defensive measures when markets decline or appear overvalued.

PRINCIPAL RISKS

An investment in the Products Fund is subject to investment risks; therefore you may lose money by investing in the Products Fund. There can be no assurance that the Products Fund will be successful in meeting its investment objective. Generally, the Products Fund will be subject to the following risks:

Authorized Participant Risk. The Products Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Products Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Biotechnology Sector Risk. The Product Fund's assets will be concentrated in investments in the securities of issuers engaged primarily in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology sector than a fund that was more diversified. Companies within the biotechnology sector spend heavily on research and development, which may not necessarily lead to commercially successful products in the near or long term. In order to fund operations, these companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all. The biotechnology sector is also subject to significant governmental regulation, and the need for governmental approvals, including, without limitation, FDA approval. The granting of FDA approval may lead to dramatic changes in a biotechnology company's stock price; however, because the Products Index only adds securities with a lead drug that has already obtained FDA approval, the Products Fund will likely not receive the benefit from any initial increase in the value of the issuer's securities that results upon the granting of such approval. Biotechnology companies typically rely heavily on their ability to obtain and enforce intellectual property rights and patents. Any impairment of such rights may have significant adverse effects on a biotechnology company. The securities of biotechnology companies, especially those of smaller or newer companies, tend to be more volatile than those of companies with larger capitalizations or markets generally. Biotechnology companies can be significantly affected by technological change, obsolescence and competition, as well as product liability lawsuits and resulting high insurance costs. Biotechnology companies may have persistent losses during a new product's transition from development to production, and their revenue patterns may be erratic. Biotechnology companies also face reimbursement risks from government and private payors and public concerns over high prices for biotechnology drugs.

Concentration Risk. A fund concentrated in a single industry or sector, such as the biotechnology sector, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Because the Products Fund focuses on investing in securities issued by companies in the biotechnology sector, adverse events or economic changes that disproportionately affect the biotechnology sector as a whole or in part will likely have an adverse effect on the Products Fund.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Products Fund's Shares have more trading volume and market liquidity and higher if the Products Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Equal Weighting. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. Because the Products Index uses equal weighting, the Products Fund will likely have greater exposure to the small and mid cap stocks in its portfolio than it would if it used a market capitalization weighting.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Products Fund's Shares will generally fluctuate with changes in the market value of the Products Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Products Fund's NAV and supply and demand of Shares on The NASDAQ Stock Market (the “Exchange”) or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Products Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Products Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Products Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Index Tracking Risk. While the Sub-Adviser seeks to track the performance of the Products Index as closely as possible (i.e., achieve a high degree of correlation with the Products Index), it will not seek to beat the performance of the Products Index. Further, the Products Fund's return may not match or achieve a high degree of correlation with the return of the Products Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Issuer Risk. The performance of the Products Fund depends on the performance of the issuers of the individual securities in which the Products Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Product Fund's Shares, to decline.

Market Risk. Market risk refers to the risk that the value of securities in the Products Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Products Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Products Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

No Assurance of Active Trading Market Risk. Although the Shares in the Products Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Products Fund. Further, there can be no assurance that the Products Fund will grow to or maintain an economically viable size, in which case the Products Fund may ultimately liquidate.

Non-Diversified Fund Risk. The Products Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Passive Strategy/Index Risk. The Products Fund is managed with a passive investment strategy that seeks to track the performance of the Products Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Products Fund may hold constituent securities of the Products Index regardless of the current or projected performance of a specific security or the biotechnology sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Products Fund's returns to be lower than if the Products Fund employed an active strategy.

PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Products Fund by showing changes in the performance of the Products Fund from year to year and by showing how the Products Fund's average annual returns for one year and since inception compare with broad measures of market performance. The Products Fund's past performance (before and after taxes) is not necessarily an indication of how the Products Fund will perform in the future. Updated performance information for the Products Fund may be obtained by calling the Products Fund at (888) 383-0553.

•	During the periods shown in the bar chart, the highest return for a calendar quarter was 18.51% (quarter ended 3/31/2015).
•	During the periods shown in the bar chart, the lowest return for a calendar quarter was -21.15% (quarter ended 9/30/2015).

Average Annual Total Returns - (For the Period Ended December 31, 2015)
Average Annual Total Returns - BioShares Biotechnology Products Fund	1 Year	Since Inception [1]
BioShares Biotechnology Products Fund	19.17%	23.63%
BioShares Biotechnology Products Fund | After Taxes on Distributions	18.56%	23.03%
BioShares Biotechnology Products Fund | After Taxes on Distributions and Sales	10.90%	17.78%
S&P 500 Index	1.38%	5.65%
LifeSCi Biotechnology Products Index	19.85%	24.56%
[1]	The Products Fund commenced operations on December 16, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.